Provisions (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2023	$705	$1,568	$2,273	$77	$2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	764	1,458	2,222	—	2,222
Arising (released) during the year	132	927	1,059	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	(268)	(850)	(1,118)	—	—
At December 31, 2024	628	1,535	2,163	763	1,400
Arising (released) during the year	477	1,434	1,911	—	—
ACP retirement provision at acquisition date	593	—	593	—	—
Released (used) during the year	—	(333)	(333)	—	—
Released (unused) during the year	(417)	(351)	(768)	—	—
At December 31, 2025	$1,281	$2,285	$3,566	$1,454	$2,112

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2023	2024	2025
	(in thousands)
At January 1,	$2,524	$2,524	$2,301
Charge for the year	—	—	—
Utilized amounts	—	(223)	(2,251)
Unutilized amounts	—	—	—
At year end	$2,524	$2,301	$50

Schedule of Main Assumptions Used
The main assumptions used in the calculation of the French post-employment benefits are the following:

	2023	2024	2025
Discount rate	3.20%	3.35%	3.50%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	65-67years	65-67 years	65-67 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team

Disclosure of the main assumptions used in the calculation of the swiss post-employment benefits
The main assumptions used in the calculation of the Swiss post-employment benefits are the following:

2025
Discount rate (DR)	1.30%
Interest rate (IR) for projecting savings capital	1.75%
Long-term expected rate of salary increase (SI)	1.50%
Rate of pension increase (PI)	0.00%
Long-term expected inflation rate (social security increase rate)	1.00%
Long term rate of mortality improvement (LTR)	1.25%
Capital option upon retirement	30.00%
Technical bases	BVG/LPP 2020 Generation Tables
Probability of disability	85% BVG/LPP 2020
Model for the mortality projection	CMI 2023

Disclosure of fair value of plan assets [text block]
Plan Assets at Fair Value for Switzerland are:

	2025
Cash and cash equivalents	$100,361	CHF	79,557
Equity instruments	1,522,154	1,206,622
Debt Instruments (eg. Bonds)	1,296,339	1,027,617
Real estate	723,441	573,477
Others	539,444	427,621
Total plan assets as at December 31	$4,181,739	CHF	3,314,894

Disclosure of reconciliation of defined benefit obligation	Reconciliation of defined benefit obligation

	2025
Defined benefit obligation at Dec. 31	$4,348,071	CHF	3,939,184
Interest expense on defined benefit obligation	46,230	38,355
Current service cost (employer)	180,842	150,038
Contributions by plan participants	172,442	143,069
Benefits (paid) / deposited	(603,125)	(500,391)
Administration cost (excl. cost for managing plan assets)	2,374	1,970
Actuarial (gain) / loss on defined benefit obligation	(131,148)	(108,809)
Foreign exchange impact	605,713	—
Defined benefit liability at Dec. 31	$4,621,399	CHF	3,663,416

Disclosure of reconciliation of fair value of plan assets
Reconciliation of fair value of plan assets:

	2025
Fair value of plan assets at Jan. 1	$3,750,460	CHF	3,397,771
Interest income on the plan assets	39,662	32,906

Contribution by the employer	172,442	143,069
Contribution by plan participants	172,442	143,069
Benefits (paid) / deposited	(603,125)	(500,391)
Return on plan assets excl. interest income	118,687	98,470
Foreign exchange impact	531,171	—
Fair value of plan assets at Dec. 31	$4,181,739	CHF	3,314,894

Disclosure of sensitivity analysis for actuarial assumptions	Sensitivity analysis (DBO = Defined benefit obligation, SC = Service cost employer):

Assumption Change	Impact on DBO in 2025
DBO at 31.12. with DR -0.25%	$5,180,090	CHF	4,106,294
DBO at 31.12. with DR +0.25%	$4,775,428	CHF	3,785,516
DBO at 31.12. with IR -0.25%	$4,880,901	CHF	3,869,125
DBO at 31.12. with IR +0.25%	$5,060,497	CHF	4,011,492
DBO at 31.12. with SI -0.25%	$4,941,068	CHF	3,916,820
DBO at 31.12. with SI +0.25%	$5,000,890	CHF	3,964,241
DBO at 31.12. with life expectancy +1 year	$5,038,947	CHF	3,994,409
DBO at 31.12. with life expectancy -1 year	$4,899,515	CHF	3,883,880
DBO at 31.12. with PI -0.25%	$4,876,804	CHF	3,865,877
DBO at 31.12. with PI +0.25%	$5,066,615	CHF	4,016,342
SC of next year with DR +0.25% 138'072 127'117	$174,178	CHF	138,072
SC of next year with IR +0.25% 155'262 142'156	$195,863	CHF	155,262
The expected amount of contributions to be made in 2026 is CHF115,985 or $148,229